                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02611

                            Van Kampen Exchange Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/07

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Partner

       In this report, you'll learn about how your investment in Van Kampen Exchange Fund performed during the annual period. This report includes the fund's financial statements and a list of fund investments as of December 31, 2007.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND UNITS MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Standard & Poor's 500(R) Index from 12/31/97 through 12/31/07.
(LINE GRAPH)

                                                                  VAN KAMPEN EXCHANGE FUND               S&P 500(R) INDEX
                                                                  ------------------------               ----------------
12/97                                                                      10000                              10000
                                                                           10616                              10111
                                                                           11301                              10840
                                                                           11330                              11395
                                                                           11462                              11510
                                                                           11006                              11312
                                                                           11216                              11771
                                                                           11371                              11646
                                                                            9957                               9962
                                                                           11157                              10600
                                                                           11671                              11462
                                                                           12462                              12157
12/98                                                                      12936                              12857
                                                                           13452                              13395
                                                                           12800                              12979
                                                                           13072                              13498
                                                                           13564                              14021
                                                                           12826                              13690
                                                                           13767                              14449
                                                                           13853                              13999
                                                                           14622                              13929
                                                                           13539                              13547
                                                                           14329                              14404
                                                                           14679                              14697
12/99                                                                      14449                              15563
                                                                           15547                              14781
                                                                           15239                              14501
                                                                           17270                              15919
                                                                           17591                              15440
                                                                           18151                              15124
                                                                           18818                              15496
                                                                           18218                              15254
                                                                           19381                              16200
                                                                           15984                              15345
                                                                           16513                              15280
                                                                           15878                              14075
12/00                                                                      15686                              14144
                                                                           15840                              14646
                                                                           14698                              13311
                                                                           13910                              12467
                                                                           15146                              13436
                                                                           15055                              13526
                                                                           14649                              13197
                                                                           14836                              13067
                                                                           14275                              12249
                                                                           13178                              11260
                                                                           13823                              11475
                                                                           15005                              12356
12/01                                                                      14749                              12464
                                                                           14979                              12282
                                                                           14702                              12047
                                                                           15083                              12500
                                                                           14156                              11742
                                                                           13861                              11656
                                                                           12548                              10825
                                                                           11681                               9982
                                                                           11602                              10047
                                                                           10323                               8955
                                                                           11040                               9744
                                                                           11832                              10317
12/02                                                                      10993                               9711
                                                                           10677                               9457
                                                                           10622                               9315
                                                                           10806                               9405
                                                                           11265                              10180
                                                                           11787                              10717
                                                                           11946                              10853
                                                                           12247                              11045
                                                                           12386                              11259
                                                                           12329                              11140
                                                                           12932                              11770
                                                                           13032                              11874
12/03                                                                      13899                              12497
                                                                           13909                              12726
                                                                           14076                              12903
                                                                           13760                              12708
                                                                           13772                              12509
                                                                           14035                              12680
                                                                           14297                              12927
                                                                           13988                              12499
                                                                           13787                              12550
                                                                           13814                              12685
                                                                           13798                              12879
                                                                           14252                              13400
12/04                                                                      14640                              13857
                                                                           14260                              13519
                                                                           15343                              13803
                                                                           14868                              13559
                                                                           14648                              13302
                                                                           14952                              13725
                                                                           15103                              13744
                                                                           15698                              14256
                                                                           15585                              14125
                                                                           15766                              14240
                                                                           14963                              14002
                                                                           15509                              14532
12/05                                                                      15675                              14537
                                                                           16428                              14922
                                                                           16128                              14962
                                                                           16328                              15149
                                                                           16750                              15352
                                                                           16283                              14910
                                                                           16371                              14930
                                                                           16823                              15022
                                                                           16968                              15380
                                                                           16988                              15776
                                                                           17483                              16290
                                                                           18072                              16600
12/06                                                                      18044                              16833
                                                                           18249                              17087
                                                                           17826                              16753
                                                                           18118                              16941
                                                                           19341                              17691
                                                                           20189                              18308
                                                                           20195                              18004
                                                                           19928                              17446
                                                                           20430                              17707
                                                                           21361                              18370
                                                                           21791                              18662
                                                                           21458                              17881
12/07                                                                      21828                              17757

                                since 12/16/76
----------------------------------------------
AVERAGE ANNUAL                    W/O SALES
TOTAL RETURNS                      CHARGES

Since Inception                     12.43%

10-year                              8.12

5-year                              14.71

1-year                              20.97
----------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a partner would pay on fund distributions or the redemption of fund units. Figures shown above assume reinvestment of all dividends and capital gains.

The Standard & Poor's 500(R) Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS  96.2%
AEROSPACE & DEFENSE  0.9%
Honeywell International, Inc. ..............................    12,528    $   771,349
                                                                          -----------

AUTO PARTS & EQUIPMENT  0.0%
Dana Corp. (a)..............................................    13,677            328
                                                                          -----------

COAL & CONSUMABLE FUELS  0.6%
Massey Energy Corp. ........................................    12,831        458,708
                                                                          -----------

COMMODITY CHEMICALS  0.0%
Tronox, Inc., Class B.......................................     2,197         19,004
                                                                          -----------

COMPUTER HARDWARE  1.9%
IBM Corp. ..................................................    15,016      1,623,230
                                                                          -----------

CONSTRUCTION & ENGINEERING  2.2%
Fluor Corp. ................................................    12,831      1,869,733
                                                                          -----------

DIVERSIFIED BANKS  1.2%
HSBC Holdings PLC--ADR (United Kingdom).....................    11,434        957,140
                                                                          -----------

FOREST PRODUCTS  0.4%
Louisiana-Pacific Corp. ....................................    25,970        355,270
                                                                          -----------

HEALTH CARE DISTRIBUTORS  0.1%
Cardinal Health, Inc. ......................................     1,867        107,819
                                                                          -----------

HEALTH CARE EQUIPMENT  0.8%
Baxter International, Inc. .................................    10,000        580,500
Edwards Lifesciences Corp. (a)..............................     1,000         45,990
                                                                          -----------
                                                                              626,490
                                                                          -----------
HEALTH CARE SERVICES  0.7%
Medco Health Solutions, Inc. (a)............................     6,075        616,005
                                                                          -----------

INDUSTRIAL GASES  8.9%
Air Products & Chemicals, Inc. .............................    75,539      7,450,412
                                                                          -----------

INDUSTRIAL MACHINERY  1.7%
SPX Corp. ..................................................    13,648      1,403,697
                                                                          -----------

INTEGRATED OIL & GAS  19.9%
BP PLC--ADR (United Kingdom)................................    33,876      2,478,707
Exxon Mobil Corp. ..........................................    82,523      7,731,580
Hess Corp. .................................................    63,600      6,414,696
                                                                          -----------
                                                                           16,624,983
                                                                          -----------

 2                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
-------------------------------------------------------------------------------------
MULTI-LINE INSURANCE  2.9%
American International Group, Inc. .........................    41,688    $ 2,430,410
                                                                          -----------

OFFICE SERVICES & SUPPLIES  1.4%
IKON Office Solutions, Inc. ................................    86,993      1,132,649
                                                                          -----------

OIL & GAS DRILLING  0.4%
Transocean, Inc. (Cayman Islands) (a).......................     2,177        311,637
                                                                          -----------

OIL & GAS EQUIPMENT & SERVICES  9.0%
Baker Hughes, Inc. .........................................    25,634      2,078,918
Halliburton Co. ............................................    60,640      2,298,862
Schlumberger, Ltd. (Netherlands Antilles)...................    32,160      3,163,579
                                                                          -----------
                                                                            7,541,359
                                                                          -----------
OIL & GAS EXPLORATION & PRODUCTION  3.4%
Apache Corp. ...............................................    26,346      2,833,249
                                                                          -----------

PACKAGED FOODS & MEATS  4.4%
McCormick & Co., Inc. ......................................    96,518      3,658,997
                                                                          -----------

PHARMACEUTICALS  21.6%
Johnson & Johnson...........................................    78,636      5,245,021
Merck & Co., Inc. ..........................................    50,376      2,927,350
Pfizer, Inc. ...............................................   176,611      4,014,368
Schering-Plough Corp. ......................................   125,158      3,334,209
Wyeth.......................................................    56,000      2,474,640
                                                                          -----------
                                                                           17,995,588
                                                                          -----------
RESTAURANTS  0.2%
Luby's Cafeterias, Inc. (a).................................    13,367        135,809
                                                                          -----------

SEMICONDUCTORS  6.9%
Intel Corp. ................................................   216,837      5,780,874
                                                                          -----------

SPECIALIZED REIT'S  1.4%
Plum Creek Timber Co., Inc.--REIT...........................    25,602      1,178,716
                                                                          -----------

SPECIALTY CHEMICALS  5.3%
International Flavors & Fragrances, Inc. ...................    49,712      2,392,639
Lubrizol Corp. .............................................    37,620      2,037,499
                                                                          -----------
                                                                            4,430,138
                                                                          -----------

TOTAL LONG-TERM INVESTMENTS 96.2%
(Cost $5,955,904)......................................................    80,313,594
                                                                          -----------

See Notes to Financial Statements                                              3

VAN KAMPEN EXCHANGE FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

DESCRIPTION                                                                  VALUE
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  3.8%
Banc of America Securities ($881,857 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.50%, dated 12/31/07, to be sold on 01/02/08 at $882,077)...........   $   881,857
Citigroup Global Markets, Inc. ($783,873 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  4.10%, dated 12/31/07, to be sold on 01/02/08 at $784,051)...........       783,873
State Street Bank & Trust Co. ($1,465,270 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  3.90%, dated 12/31/07, to be sold on 01/02/08 at $1,465,588).........     1,465,270
                                                                          -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $3,131,000)....................................................     3,131,000
                                                                          -----------

TOTAL INVESTMENTS  100.0%
  (Cost $9,086,904)....................................................    83,444,594
OTHER ASSETS IN EXCESS OF LIABILITIES  0.0%............................        32,800
                                                                          -----------

NET ASSETS  100.0%.....................................................   $83,477,394
                                                                          ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

REIT--Real Estate Investment Trust

 4                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Total Investments (Cost $9,086,904).........................  $83,444,594
Cash........................................................          130
Receivables:
  Dividends.................................................      111,351
  Interest..................................................          358
Other.......................................................          668
                                                              -----------
    Total Assets............................................   83,557,101
                                                              -----------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................       21,505
  Other Affiliates..........................................        3,701
Managing General Partners' Retirement Plan..................        7,337
Accrued Expenses............................................       47,164
                                                              -----------
    Total Liabilities.......................................       79,707
                                                              -----------
NET ASSETS..................................................  $83,477,394
                                                              ===========
NET ASSETS ARE COMPRISED OF:
162,132 units of limited partnership interest...............  $81,673,230
3,389 units of non-managing general partnership interest....    1,707,189
192 units of managing general partnership interest..........       96,975
                                                              -----------
NET ASSETS..................................................  $83,477,394
                                                              ===========
NET ASSET VALUE PER UNIT ($83,477,394 divided by 165,713
  units of partnership interest outstanding)................  $    503.75
                                                              ===========

See Notes to Financial Statements                                              5

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $1,616)......  $ 1,354,950
Interest....................................................      202,811
Other.......................................................       52,732
                                                              -----------
    Total Income............................................    1,610,493
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      237,274
Professional Fees...........................................       34,932
Accounting and Administrative Expenses......................       19,896
Reports to Partners.........................................       19,813
Transfer Agent Fees.........................................       15,869
Managing General Partners' Fees and Related Expenses........       11,254
Custody.....................................................        9,191
Other.......................................................       13,969
                                                              -----------
    Total Expenses..........................................      362,198
    Less Credits Earned on Cash Balances....................        2,099
                                                              -----------
    Net Expenses............................................      360,099
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 1,250,394
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain on Investments............................  $ 1,287,256
Net Realized Gain on Investments as a result of partner
  in-kind redemptions.......................................    1,062,447
                                                              -----------
Net Realized Gain...........................................    2,349,703
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   62,871,019
  End of the Period.........................................   74,357,690
                                                              -----------
Net Unrealized Appreciation During the Period...............   11,486,671
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $13,836,374
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $15,086,768
                                                              ===========

 6                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                             FOR THE             FOR THE
                                                           YEAR ENDED          YEAR ENDED
                                                        DECEMBER 31, 2007   DECEMBER 31, 2006
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................     $ 1,250,394         $ 1,024,301
Net Realized Gain.....................................       2,349,703           2,730,421
Net Unrealized Appreciation During the Period.........      11,486,671           5,973,027
                                                           -----------         -----------
Change in Net Assets from Operations..................      15,086,768           9,727,749
                                                           -----------         -----------

Distributions from Net Investment Income..............        (220,420)           (226,103)
Distributions from Net Realized Gain..................        (467,849)           (453,857)
                                                           -----------         -----------
Total Distributions...................................        (688,269)           (679,960)
                                                           -----------         -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      14,398,499           9,047,789
                                                           -----------         -----------

FROM PARTNERSHIP UNIT TRANSACTIONS:
Proceeds from Units Issued Through Dividend
  Reinvestment........................................         163,903             189,330
Cost of Units Repurchased.............................      (4,344,021)         (1,994,719)
                                                           -----------         -----------
NET CHANGE IN NET ASSETS FROM PARTNERSHIP UNIT
  TRANSACTIONS........................................      (4,180,118)         (1,805,389)
                                                           -----------         -----------
TOTAL INCREASE IN NET ASSETS..........................      10,218,381           7,242,400
NET ASSETS:
Beginning of the Period...............................      73,259,013          66,016,613
                                                           -----------         -----------
End of the Period.....................................     $83,477,394         $73,259,013
                                                           ===========         ===========

CHANGE IN PARTNERSHIP UNITS OUTSTANDING:
Units Issued through Dividend Reinvestment............             379                 493
Units Repurchased.....................................          (8,997)             (5,231)
                                                           -----------         -----------
Decrease in Partnership Units Outstanding.............          (8,618)             (4,738)
                                                           ===========         ===========

See Notes to Financial Statements                                              7

VAN KAMPEN EXCHANGE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED DECEMBER 31
                                             -----------------------------------------------
                                              2007      2006      2005      2004      2003
                                             -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $420.23   $368.67   $345.65   $329.53   $261.82
                                             -------   -------   -------   -------   -------
  Net Investment Income (a)................     7.27      5.81      4.64      3.43      2.99
  Net Realized and Unrealized Gain.........    80.21     49.57     19.71     14.06     66.00
                                             -------   -------   -------   -------   -------
Total from Investment Operations...........    87.48     55.38     24.35     17.49     68.99
                                             -------   -------   -------   -------   -------
Less:
  Distributions from Net Investment
    Income.................................     1.28      1.28      1.28      1.28      1.28
  Distributions from Net Realized Gain.....     2.68      2.54      0.05      0.09      0.00
                                             -------   -------   -------   -------   -------
Total Distributions........................     3.96      3.82      1.33      1.37      1.28
                                             -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD.........  $503.75   $420.23   $368.67   $345.65   $329.53
                                             =======   =======   =======   =======   =======

Total Return (b)...........................   20.97%    15.12%     7.07%     5.33%    26.44%
Net Assets at End of the Period (In
  millions)................................  $  83.5   $  73.3   $  66.0   $  63.6   $  66.4
Ratio of Expenses to Average Net Assets....    0.46%     0.57%     0.54%     0.72%     0.78%
Ratio of Net Investment Income to Average
  Net Assets...............................    1.58%     1.49%     1.30%     1.04%     1.05%
Portfolio Turnover.........................       0%        0%        0%        0%        0%

(a) Based on average units outstanding.

(b) Total return based on net asset value (NAV) assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period, and sale of all units at the end of the period, all at NAV. These returns do not reflect the deduction of taxes that a partner would pay on Fund distributions or the redemption of Fund units.

 8                                             See Notes to Financial Statements

VAN KAMPEN EXCHANGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Exchange Fund (the "Fund"), a California limited partnership, is a partnership registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The Fund seeks long-term growth of capital. The production of current income is a secondary objective. The Fund commenced investment operations on December 16, 1976.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INVESTMENT INCOME Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAX POLICY The Fund has met the qualification to be classified as a partnership for federal income tax purposes and intends to maintain this qualification in the future. A partnership is not subject to federal income tax. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any

VAN KAMPEN EXCHANGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $ 5,685,375
                                                                ===========
Gross tax unrealized appreciation...........................    $77,759,496
Gross tax unrealized depreciation...........................           (277)
                                                                -----------
Net tax unrealized appreciation on investments..............    $77,759,219
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS Quarterly distributions to partners are recorded on the record date. Net investment income is allocated daily to each partner, relative to the total number of units held. Capital gains or losses will be allocated equally among units outstanding on the day recognized.

F. EXPENSE REDUCTIONS During the year ended December 31, 2007, the Fund's custody fee was reduced by $2,099 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide facilities and investment advice to the Fund for an annual fee payable monthly of .30% based on the average daily net assets of the Fund.

    For the year ended December 31, 2007, the Fund recognized expenses of approximately $6,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended December 31, 2007, the Fund recognized expenses of approximately $11,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For year ended December 31, 2007, the Fund recognized expenses of approximately $15,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Managing General Partners.

    The Managing General Partners of the Fund instituted a Retirement Plan effective April 1, 1996. The Plan is not funded, and obligations under the Plan will be paid solely out

VAN KAMPEN EXCHANGE FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

of the Fund's general accounts. The Fund will not reserve or set aside funds for the payment of its obligations under the Plan by any form of trust or escrow. Under the Plan, for the Managing General Partners retiring with the effectiveness of the Plan, the annual retirement benefit payable per year for a ten year period is equal to 75% of the total compensation received from the Fund during the 1995 calendar year.

    At December 31, 2007, Van Kampen Funds Inc. and Van Kampen Exchange Corp. (both affiliates of the Adviser), as nonmanaging general partners of the Fund, owned 223 and 3,166 units of partnership interest, respectively.

3. PARTNERSHIP UNIT TRANSACTIONS

Partners of the Fund may redeem units any time. The net asset value of units redeemed, other than redemptions under a systematic withdrawal plan, may be paid in cash or securities, at the option of the Fund, and will ordinarily be paid in whole or in part in securities. The Fund's valuation will determine the quantity of securities tendered. The Fund will select securities for tender in redemptions based on tax or investment considerations.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $-0- and $2,393,115, respectively.

5. NET ASSETS

At December 31, 2007, net assets include the following:

Net paid in capital on units of beneficial interest.........    $ 9,119,704
Net unrealized appreciation on investments..................     74,357,690
                                                                -----------
Total net assets............................................    $83,477,394
                                                                ===========

6. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN EXCHANGE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Partners of Van Kampen Exchange Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen Exchange Fund, a California Limited Partnership (the "Fund"), including the portfolio of investments, as of December 31, 2007, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Fund's custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Exchange Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
February 22, 2008

VAN KAMPEN EXCHANGE FUND (A CALIFORNIA LIMITED PARTNERSHIP)

MANAGING GENERAL PARTNERS, OFFICERS AND IMPORTANT ADDRESSES

MANAGING GENERAL PARTNERS

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES, INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

NON-MANAGING GENERAL PARTNERS

VAN KAMPEN EXCHANGE CORP.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN EXCHANGE FUND

MANAGING GENERAL PARTNER AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Managing General Partners and the Fund's officers appointed by the Managing General Partners. The tables below list the Managing General Partners and executive officers of the Fund and their principal occupations during the last five years, other directorships held by Managing General Partners and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Managing General Partners serve one year terms or until their successors are duly elected and qualified. Executive Officers are annually elected by the Managing General Partners.

INDEPENDENT MANAGING GENERAL PARTNERS

                                                                                       NUMBER OF
                                                                                        FUNDS IN
                                                                                          FUND
                                                                                        COMPLEX
                                                 TERM OF                                OVERSEEN
                                                OFFICE AND                                 BY
NAME, AGE AND ADDRESS            POSITION(S)    LENGTH OF                               MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING           HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     GENERAL     HELD BY MANAGING GENERAL
GENERAL PARTNER                      FUND         SERVED    DURING PAST 5 YEARS         PARTNER     PARTNER
David C. Arch (62)              Managing        Managing    Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                    General         General     Executive Officer of                    General Partner of funds
1800 Swift Drive                Partner         Partner     Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                             since 1998  health care products                    Director of the Heartland
                                                            manufacturer.                           Alliance, a nonprofit
                                                                                                    organization serving
                                                                                                    human needs based in
                                                                                                    Chicago. Board member of
                                                                                                    the Illinois
                                                                                                    Manufacturers'
                                                                                                    Association.

VAN KAMPEN EXCHANGE FUND

MANAGING GENERAL PARTNER AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                                                        FUNDS IN
                                                                                          FUND
                                                                                        COMPLEX
                                                 TERM OF                                OVERSEEN
                                                OFFICE AND                                 BY
NAME, AGE AND ADDRESS            POSITION(S)    LENGTH OF                               MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING           HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     GENERAL     HELD BY MANAGING GENERAL
GENERAL PARTNER                      FUND         SERVED    DURING PAST 5 YEARS         PARTNER     PARTNER

Jerry D. Choate (69)            Managing        Managing    Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                General         General     Chairman and Chief                      General Partner of funds
Suite 130                       Partner         Partner     Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                            since 2003  Allstate Corporation                    Director of Amgen Inc., a
                                                            ("Allstate") and Allstate               biotechnological company,
                                                            Insurance Company. Prior                and Valero Energy
                                                            to January 1995,                        Corporation, an
                                                            President and Chief                     independent refining
                                                            Executive Officer of                    company.
                                                            Allstate. Prior to August
                                                            1994, various management
                                                            positions at Allstate.

Rod Dammeyer (67)               Managing        Managing    President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                     General         General     a private company                       General Partner of funds
4350 La Jolla Village Drive     Partner         Partner     offering capital                        in the Fund Complex.
Suite 980                                       since 1998  investment and management               Director of Quidel
San Diego, CA 92122-6223                                    advisory services.                      Corporation, Stericycle,
                                                                                                    Inc., Ventana Medical
                                                                                                    Systems, Inc. and Trustee
                                                                                                    of The Scripps Research
                                                                                                    Institute. Prior to April
                                                                                                    2007, Director of GATX
                                                                                                    Corporation. Prior to
                                                                                                    April 2004, Director of
                                                                                                    TheraSense, Inc. Prior to
                                                                                                    January 2004, Director of
                                                                                                    TeleTech Holdings Inc.
                                                                                                    and Arris Group, Inc.

VAN KAMPEN EXCHANGE FUND

MANAGING GENERAL PARTNER AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                                                        FUNDS IN
                                                                                          FUND
                                                                                        COMPLEX
                                                 TERM OF                                OVERSEEN
                                                OFFICE AND                                 BY
NAME, AGE AND ADDRESS            POSITION(S)    LENGTH OF                               MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING           HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     GENERAL     HELD BY MANAGING GENERAL
GENERAL PARTNER                      FUND         SERVED    DURING PAST 5 YEARS         PARTNER     PARTNER

Linda Hutton Heagy+ (59)        Managing        Managing    Managing Partner of            74       Trustee/Director/Managing
Heidrick & Struggles            General         General     Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive          Partner         Partner     international executive                 in the Fund Complex.
Suite 7000                                      since 2003  search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                           1997, Partner of Ray &                  of Chicago Hospitals
                                                            Berndtson, Inc., an                     Board, Vice Chair of the
                                                            executive recruiting                    Board of the YMCA of
                                                            firm. Prior to 1995,                    Metropolitan Chicago and
                                                            Executive Vice President                a member of the Women's
                                                            of ABN AMRO, N.A., a bank               Board of the University
                                                            holding company. Prior to               of Chicago.
                                                            1990, Executive Vice
                                                            President of The Exchange
                                                            National Bank.

R. Craig Kennedy (56)           Managing        Managing    Director and President of      74       Trustee/Director/Managing
1744 R Street, NW               General         General     the German Marshall Fund                General Partner of funds
Washington, DC 20009            Partner         Partner     of the United States, an                in the Fund Complex.
                                                since 2003  independent U.S.                        Director of First Solar,
                                                            foundation created to                   Inc.
                                                            deepen understanding,
                                                            promote collaboration and
                                                            stimulate exchanges of
                                                            practical experience
                                                            between Americans and
                                                            Europeans. Formerly,
                                                            advisor to the Dennis
                                                            Trading Group Inc., a
                                                            managed futures and
                                                            option company that
                                                            invests money for
                                                            individuals and
                                                            institutions. Prior to
                                                            1992, President and Chief
                                                            Executive Officer,
                                                            Director and member of
                                                            the Investment Committee
                                                            of the Joyce Foundation,
                                                            a private foundation.

Howard J Kerr (72)              Managing        Managing    Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                  General         General     and Chief Executive                     General Partner of funds
Galena, IL 61036                Partner         Partner     Officer of Pocklington                  in the Fund Complex.
                                                since 1998  Corporation, Inc., an                   Director of the Lake
                                                            investment holding                      Forest Bank & Trust.
                                                            company.                                Director of the Marrow
                                                                                                    Foundation.

VAN KAMPEN EXCHANGE FUND

MANAGING GENERAL PARTNER AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                                                        FUNDS IN
                                                                                          FUND
                                                                                        COMPLEX
                                                 TERM OF                                OVERSEEN
                                                OFFICE AND                                 BY
NAME, AGE AND ADDRESS            POSITION(S)    LENGTH OF                               MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING           HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     GENERAL     HELD BY MANAGING GENERAL
GENERAL PARTNER                      FUND         SERVED    DURING PAST 5 YEARS         PARTNER     PARTNER

Jack E. Nelson (72)             Managing        Managing    President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive          General         General     Investment Planning                     General Partner of funds
Winter Park, FL 32789           Partner         Partner     Services, Inc., a                       in the Fund Complex.
                                                since 2003  financial planning
                                                            company and registered
                                                            investment adviser in the
                                                            State of Florida.
                                                            President of Nelson Ivest
                                                            Brokerage Services Inc.,
                                                            a member of the Financial
                                                            Industry Regulatory
                                                            Authority ("FINRA"),
                                                            Securities Investors
                                                            Protection Corp. and the
                                                            Municipal Securities
                                                            Rulemaking Board.
                                                            President of Nelson Sales
                                                            and Services Corporation,
                                                            a marketing and services
                                                            company to support
                                                            affiliated companies.

Hugo F. Sonnenschein (67)       Managing        Managing    President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street             General         General     Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637               Partner         Partner     University of Chicago and               in the Fund Complex.
                                                since 1998  the Adam Smith                          Trustee of the University
                                                            Distinguished Service                   of Rochester and a member
                                                            Professor in the                        of its investment
                                                            Department of Economics                 committee. Member of the
                                                            at the University of                    National Academy of
                                                            Chicago. Prior to July                  Sciences, the American
                                                            2000, President of the                  Philosophical Society and
                                                            University of Chicago.                  a fellow of the American
                                                                                                    Academy of Arts and
                                                                                                    Sciences.

VAN KAMPEN EXCHANGE FUND

MANAGING GENERAL PARTNER AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                                                        FUNDS IN
                                                                                          FUND
                                                                                        COMPLEX
                                                 TERM OF                                OVERSEEN
                                                OFFICE AND                                 BY
NAME, AGE AND ADDRESS            POSITION(S)    LENGTH OF                               MANAGING    OTHER DIRECTORSHIPS
OF INDEPENDENT MANAGING           HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     GENERAL     HELD BY MANAGING GENERAL
GENERAL PARTNER                      FUND         SERVED    DURING PAST 5 YEARS         PARTNER     PARTNER

Suzanne H. Woolsey, Ph.D. (66)  Managing        Managing    Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road            General         General     Officer of the National                 General Partner of funds
Harwood, MD 20776               Partner         Partner     Academy of                              in the Fund Complex.
                                                since 2003  Sciences/National                       Director of Fluor Corp.,
                                                            Research Council, an                    an engineering,
                                                            independent, federally                  procurement and
                                                            chartered policy                        construction
                                                            institution, from 2001 to               organization, since
                                                            November 2003 and Chief                 January 2004. Director of
                                                            Operating Officer from                  Intelligent Medical
                                                            1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                            1993, Executive Director                based diagnostic tool for
                                                            of the Commission on                    physicians and clinical
                                                            Behavioral and Social                   labs. Director of the
                                                            Sciences and Education at               Institute for Defense
                                                            the National Academy of                 Analyses, a federally
                                                            Sciences/National                       funded research and
                                                            Research Council. From                  development center,
                                                            1980 through 1989,                      Director of the German
                                                            Partner of Coopers &                    Marshall Fund of the
                                                            Lybrand.                                United States, Director
                                                                                                    of the Rocky Mountain
                                                                                                    Institute and Trustee of
                                                                                                    California Institute of
                                                                                                    Technology and the
                                                                                                    Colorado College.

VAN KAMPEN EXCHANGE FUND

MANAGING GENERAL PARTNER AND OFFICER INFORMATION continued

INTERESTED MANAGING GENERAL PARTNER*

                                                                                       NUMBER OF
                                                                                        FUNDS IN
                                                                                          FUND
                                                                                        COMPLEX
                                                 TERM OF                                OVERSEEN
                                                OFFICE AND                                 BY
NAME, AGE AND ADDRESS            POSITION(S)    LENGTH OF                               MANAGING    OTHER DIRECTORSHIPS
OF INTERESTED MANAGING GENERAL    HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     GENERAL     HELD BY MANAGING GENERAL
PARTNER                              FUND         SERVED    DURING PAST 5 YEARS         PARTNER     PARTNER
Wayne W. Whalen* (68)           Managing        Managing    Partner in the law firm        74       Trustee/Director/Managing
333 West Wacker Drive           General         General     of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606               Partner         Partner     Meagher & Flom LLP, legal               in the Fund Complex.
                                                since 1998  counsel to funds in the                 Director of the Abraham
                                                            Fund Complex.                           Lincoln Presidential
                                                                                                    Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN EXCHANGE FUND

MANAGING GENERAL PARTNER AND OFFICER INFORMATION continued

OFFICERS

                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND          SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)          President and     Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue                Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036              Executive                     since May 2003. Managing Director of Van Kampen Advisors
                                Officer                       Inc. since June 2003. Director of Investor Services since
                                                              September 2002. Director of the Adviser, Van Kampen
                                                              Investments and Van Kampen Exchange Corp. since January
                                                              2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                              & Co. Incorporated. Managing Director and Director of Morgan
                                                              Stanley Investment Management Inc. Chief Administrative
                                                              Officer, Managing Director and Director of Morgan Stanley
                                                              Investment Advisors Inc. and Morgan Stanley Services Company
                                                              Inc. Managing Director and Director of Morgan Stanley
                                                              Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                              Executive Officer and Director of Morgan Stanley Trust.
                                                              Executive Vice President and Principal Executive Officer of
                                                              the Institutional and Retail Morgan Stanley Funds. Director
                                                              of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                              Officer of Morgan Stanley Investment Management Inc. and
                                                              Executive Vice President of funds in the Fund Complex from
                                                              May 2003 to September 2005.

Dennis Shea (54)                Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                            and Van Kampen Advisors Inc. Chief Investment
                                                              Officer--Global Equity of the same entities since February
                                                              2006. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006. Previously, Managing
                                                              Director and Director of Global Equity Research at Morgan
                                                              Stanley from April 2000 to February 2006.

J. David Germany (53)           Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                   since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                  and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                           Officer--Global Fixed Income of the same entities since
                                                              December 2005. Managing Director and Director of Morgan
                                                              Stanley Investment Management Ltd. Director of Morgan
                                                              Stanley Investment Management (ACD) Limited since December
                                                              2003. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.

VAN KAMPEN EXCHANGE FUND
MANAGING GENERAL PARTNER AND OFFICER INFORMATION continued
                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    FUND          SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)            Vice President    Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                            Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                              the Adviser. Vice President of the Morgan Stanley
                                                              Institutional and Retail Funds since July 2004 and Vice
                                                              President of funds in the Fund Complex since August 2004.
                                                              Previously, Managing Director and General Counsel of
                                                              Americas, UBS Global Asset Management from July 2000 to July
                                                              2004 and General Counsel of Aeltus Investment Management,
                                                              Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)       Vice President    Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue                and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                            Complex.

John L. Sullivan (52)           Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100    Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                    Director of Van Kampen Investments, the Adviser, Van Kampen
                                                              Advisors Inc. and certain other subsidiaries of Van Kampen
                                                              Investments, Vice President, Chief Financial Officer and
                                                              Treasurer of funds in the Fund Complex and head of Fund
                                                              Accounting for Morgan Stanley Investment Management Inc.
                                                              Prior to December 2002, Executive Director of Van Kampen
                                                              Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)          Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100    Officer and       since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181      Treasurer                     of funds in the Fund Complex since June 2007. Prior to June
                                                              2007, Senior Vice President of Northern Trust Company,
                                                              Treasurer and Principal Financial Officer for Northern Trust
                                                              U.S. mutual fund complex.

  Van Kampen Exchange Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Exchange Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Exchange Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                  EXCHANN 2/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-00482P-Y12/07

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in June 2007 and the general counsel's designee set forth in Exhibit C was amended in October and December 2006. Both editions of Exhibit B and all three editions of Exhibit C are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12(1).

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Rod Dammeyer, R. Craig Kennedy and Jerry D. Choate. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES .............   $26,250             N/A

NON-AUDIT FEES
   AUDIT-RELATED FEES ..   $     0          $180,000(2)
   TAX FEES ............   $ 1,600(3)       $      0
   ALL OTHER FEES ......   $     0          $      0
TOTAL NON-AUDIT FEES ...   $ 1,600          $180,000

TOTAL ..................   $27,850          $180,000

2006

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES .............   $23,900              N/A

NON-AUDIT FEES
   AUDIT-RELATED FEES ..   $     0          $244,200(2)
   TAX FEES ............   $ 1,600(3)       $      0
   ALL OTHER FEES ......   $     0          $      0
TOTAL NON-AUDIT FEES ...   $ 1,600          $244,200

TOTAL ..................   $25,500          $244,200

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(a) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Exchange Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer

Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer

Date: February 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer

Date: February 15, 2008